CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of Convertible Notes Outstanding
The following table summarizes the convertible notes outstanding at December 31, 2015:

Convertible notes payable, principal	$22,100,000
Debt discounts	(19,936,283)
Net convertible note payable	2,163,717
Less current portion	(1,638,717)
Convertible notes payable, long term	$525,000

Schedule of Extinguishment of Debt
A summary of the accounting for these extinguishments for the three months ended September 30, 2016 is as follows:

Fair value of common stock issued	$27,574,033
Less:
2015 Note principal extinguished	8,003,121
Debt discount related to extinguished 2015 Note	(2,508,882)
Derivative liability extinguished	4,787,331
Loss on extinguishment of debt	$17,292,463

Two thousand sixteen notes [Member]
Summary of Convertible Notes Outstanding
The following table summarizes the 2016 Notes outstanding at September 30, 2016:

Convertible notes payable, principal	$75,000,000
Debt discounts	(59,467,772)
Net convertible note payable	15,532,228
Less current portion	(15,532,228)
Convertible notes payable, long term	$—

Two thousand fifteen notes [Member]
Summary of Convertible Notes Outstanding
The following table summarizes the 2015 Notes outstanding at September 30, 2016:

Convertible notes payable, principal	$14,096,879
Debt discounts	(2,541,038)
Net convertible note payable	11,555,841
Less current portion	(11,555,841)
Convertible notes payable, long term	$—